Organization and Summary of Significant Accounting Policies - Schedule of Accounts, Notes, Loans and Financing Receivable (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 123	$ 385
Charges to costs and expenses	71	(6)
Write-offs		(256)
Ending Balance	$ 194	$ 123